Condensed financial information of the Company (Condensed Balance Sheet) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 674,141,554	$ 894,551,480	$ 578,244,378
Other receivables	166,632,745	73,193,654
Other current assets	520,391	798,920
Due from related parities	216,184,205	125,662,072
Total current assets	6,691,221,665	5,070,212,481
TOTAL ASSETS	8,033,712,672	6,384,434,270	4,219,558,959
Current liabilities
Short-term bank loan	43,711,388	247,758,295
PRC other tax payable	14,786,612	8,172,022
Other payable and accrued liabilities	341,107,500	300,118,332
Current portion of long-term bank loan	1,647,918,456	1,648,233,254
Payroll and welfare payables	33,752,390	31,445,229
Total current liabilities	5,069,868,783	3,674,819,498
Long term bank loan	720,038,940	11,018,946
Other long-term debt	1,040,455,200	1,404,814,439
Total liabilities	7,288,067,523	5,327,421,144
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding- 119,805,636 shares for 2018 (2017: 129,578,676 shares)	16,399	16,314
Treasury shares	(87,639,088)	(67,792,368)
Additional paid-in capital	532,117,479	543,338,206
Retained earnings	99,502,126	382,123,692
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	680,370,481	992,571,849
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 8,033,712,672	$ 6,384,434,270
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	119,805,636	129,578,676
Common stock, shares outstanding	119,805,636	129,578,676
Parent Company [Member]
Current assets
Cash and cash equivalents	$ 93,606,791	$ 15,726,978	$ 36,497,233	$ 1,295,835
Other receivables	665,428
Other current assets	250,569	46,780
Due from subsidiaries	667,811,964	720,955,318
Due from related parities	348,076	561,872
Total current assets	762,682,828	737,290,948
Investments in subsidiaries	1,142,335,163	1,287,013,327
TOTAL ASSETS	1,905,017,991	2,024,304,275
Current liabilities
Short-term bank loan	0	58,716,253
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	24,090,605	16,747,632
Current portion of long-term bank loan	397,039,358	64,845,655
Payroll and welfare payables	2,817,136	7,238,573
Total current liabilities	424,862,677	148,463,691
Long term bank loan	3,178,000	0
Other long-term debt	796,606,833	883,268,735
Total liabilities	1,224,647,510	1,031,732,426
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding- 119,805,636 shares for 2018 (2017: 129,578,676 shares)	16,399	16,314
Treasury shares	(87,639,088)	(67,792,368)
Additional paid-in capital	532,117,479	543,338,206
Retained earnings	235,875,691	517,009,697
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	680,370,481	992,571,849
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,905,017,991	$ 2,024,304,275
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	119,805,636	129,578,676
Common stock, shares outstanding	119,805,636	129,578,676